                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
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                                                  Expires:     October 31, 2006
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                                                  hours per response:      19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08250
                                    --------------------------------------------


                       ING VP Emerging Markets Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)


     The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    ----------------------------

Date of fiscal year end: December 31
                         ----------------------

Date of reporting period:  January 1, 2004 to June 30, 2004
                           --------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ING VP EMERGING MARKETS FUND, INC.

SEMI-ANNUAL REPORT

JUNE 30, 2004

[GRAPHIC]

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

              President's Letter                               1
              Market Perspective                               2
              Portfolio Managers' Report                       4
              Statement of Assets and Liabilities              6
              Statement of Operations                          7
              Statements of Changes in Net Assets              8
              Financial Highlights                             9
              Notes to Financial Statements                   10
              Portfolio of Investments                        15
              Director and Officer Information                17

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]
JAMES M. HENNESSY

Dear Shareholder,

The past year has been unpredictable for investors. Strong growth in the overall economy coupled with questions concerning mutual fund trading practices have challenged investors.

In general, economic activity has continued to increase, with the growth being widespread. Personal consumption of goods and services is leading the recovery supported by corporate purchases of equipment and software and by Government spending on defense. Worries of possible interest rate increases, worsening global turmoil and increasing oil prices have reduced the gains the market realized in the first few months of 2004.

However, investors remain steadfast as nearly each of the last six months has seen an overall increase in assets invested in mutual funds despite continuing investigations into late trading and market timing issues at some of the largest and most respected financial services companies in the country.

You should have received a letter from Thomas J. McInerney, the Chief Executive Officer of ING U.S. Financial Services, which provided information about the internal review ING management conducted regarding trading practices in ING mutual fund products. If you did not receive a copy of the letter, please contact Investor Services at 1-800-992-0180 and we will provide you with a copy.

I wish to thank you on behalf of everyone here at ING Funds for your continued confidence. We look forward to helping you meet your investment goals in the future.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds
July 19, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

OVERVIEW

Perhaps it was inevitable that the markets should be a little neurotic after the heady gains of 2003. But whatever the reasons, investors in 2004 alternately cheered and fretted over the developing economic outlook, sending markets up, down and up again before ending the first six months of 2004 with modest and distinctly fragile gains.

At first the worry was the so-called jobless recovery, then half way through the six-month period a very strong U.S. employment report was released. The report generated euphoria until people realized that as the job market tightens, inflation picks up and rising interest rates were likely not far away. Investors took comfort from Federal Open Market Committee ("FOMC") Chairman Greenspan's soothing advice that the rebound in interest rates would be "measured". But as the six months ended June 30, 2004 drew to a close, attention switched nervously to the impending U.S. earnings season and the strong possibility that the splendid results of the last few quarters would likely not be maintained.

GLOBAL EQUITIES managed a 3.52% return, net of withholding tax on dividends, for the six months ended June 30, 2004 according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars, after peaking on average in mid February and spending much of May in negative territory.

Among CURRENCIES, the euro reached a post launch record also in mid February before retreating and ending about 3.0% lower for the six months ended June 30, 2004. The British pound ended the six months 2.0% higher against the dollar, as the Bank of England became the first of the major central banks to raise interest rates. The yen lost approximately 1.5%, ironically after the Bank of Japan stopped buying dollars to keep the yen weak, spending a staggering $144 billion in the first quarter of 2004 to do so.

FIXED INCOME MARKET

U.S. FIXED INCOME classes started 2004 as they had ended 2003. Disappointing jobs reports, together with stubbornly high new unemployment claims, suggested continuing weakness, and gave bond investors a solid first quarter of gains. That all changed on the first Friday in April 2004, with the very bullish U.S. employment report. Investment grade bonds unsurprisingly bore the brunt of fears that a new cycle of rising interest rates from multi-decade low levels was about to start. For the six months ended June 30, 2004, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds returned a tiny 0.16%. The Lehman Brothers Corporate Index(3) component and the Lehman Brothers Treasury Bond Index(4) fell by 0.26% and 0.20%, respectively. Ten-year Treasury yields rose by 36 basis points to 4.62%, passing through rates not seen in nearly two years. Yields on 90-day Treasury Bills rose 39 basis points to 1.3%, emphatically breaching the 1.0% level, a rate above which they had not closed since June 9, 2003. High yield bonds did better, the Lehman Brothers U.S. Corporate High Yield Bond Index(5) hung on to return 1.35% for the six-month period.

DOMESTIC EQUITY MARKET

The U.S. EQUITIES market rose 3.44% in the six months ended June 30, 2004, based on the Standard & Poor's ("S&P") 500 Index(6) including dividends. This implies a price-to-earnings (P/E) level of just over 17 times 2004 earnings. Three strong employment reports in the second quarter of 2004 were welcomed, but all was not in harmony. For while successive, upbeat economic statistics sang of good economic times, there was also a steady drumbeat of evidence that inflation was picking up. The Federal Funds rate at just 1.0% meant that real interest rates were becoming ever more negative at the same time, while the economy was growing at over 4.0%. With labor markets tightening and oil prices breaking above $40 per barrel, this appears to be an increasingly unstable situation. Meanwhile, the FOMC took almost the entire second quarter of 2004 before increasing the Federal Funds rate to 1.25% on June 30, 2004. However, in the week before the increase, the wind seemed to shift again. First quarter of 2004 gross domestic product ("GDP") growth was revised down to 3.9%, durable goods orders fell, and retailers and auto companies complained of slack sales. On the day the FOMC raised rates, the Chicago Purchasing Managers' Index(7) had its largest monthly drop in 30 years. Perhaps Greenspan's "measured" policy was right, but perhaps something else was wrong. The first half of 2004 ended, with investors again nervously awaiting the employment report two days later.

                              MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

INTERNATIONAL MARKETS

Most INTERNATIONAL MARKETS eked out similarly modest gains for the six months ended June 30, 2004, but JAPAN was the star, rising 10.73% in dollars according to the MSCI Japan Index(8). Sentiment was encouraged by first quarter GDP growth, reported at a surprisingly strong 6.1% annualized, suggesting that the world's second largest economy was at last emerging from its slump of more than a decade.

EUROPEAN EX UK MARKETS gained 2.88% in dollars in the six months ended June 30, 2004, according to the MSCI Europe ex UK Index(9). Buoyant exports were about the only good news, as domestic demand still languished under unemployment of 9.0%. Still, these markets look relatively cheap.

Finally the UK market rose 3.32% in dollars during the first six months of 2004, based on the MSCI UK Index(10). The economy appears to be strong, but the troubling imbalances of an over-indebted consumer and a housing price bubble led to three interest rate increases by the Bank of England, with more likely on the way.

----------
(1) The MSCI WORLD INDEX reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The LEHMAN BROTHERS CORPORATE INDEX includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

(4) The LEHMAN BROTHERS TREASURY BOND INDEX (U.S. Dollars) is composed of all bonds covered by the Lehman Brothers Aggregate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(5) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(6) The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(7) The CHICAGO PURCHASING MANAGERS' INDEX measures manufacturing activity in the industrial Midwest.

(8) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIOS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

ING VP EMERGING MARKETS FUND, INC.                    PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: Jan-Wim Derks, Director of Global Emerging Markets Equities; Bratin Sanyal, Senior Investment Manager; and Eric Conrads, Senior Investment Manager, all with ING Investment Management Advisors B.V. -- the Sub-Adviser.

GOAL: The ING VP Emerging Markets Fund (the "Fund") seeks long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies.

PERFORMANCE: For the six months ended June 30, 2004, the Fund provided a total return of -3.14% compared to -0.78% for the Morgan Stanley Capital International ("MSCI") Emerging Markets Free ("EMF") Index(1) and 4.86% for the MSCI Europe, Australasia and Far East ("EAFE") Index(2).

PORTFOLIO SPECIFICS: For many emerging markets, the first half of 2004 can be broken down into two completely different quarters. Initially, most emerging markets did very well on the back of favorable economic growth conditions in the U.S. and a recovery in Europe and Japan. At the same time, interest rates were low globally. All three emerging market sub-regions -- Latin America, Asia and Europe, Middle East and Africa ("EMEA") -- showed good growth prospects. Over the six months ended June 30, 2004, the Fund has been overweight Asia, the largest emerging markets region. Within Asia, the Fund was underweight China. Both the Chinese economy and stock market were severely overheated and there was a risk of a hard landing. In Latin America, the Fund was overweight the two largest countries Brazil and Mexico. In EMEA, the Fund was neutrally positioned in Eastern Europe and strongly underweight South Africa. All three regions had a very good first quarter and on average emerging markets rose by almost 10%. The Russian market led the pack with a gain of more than 25%.

During the second quarter, emerging markets suffered from speculation that the U.S. Federal Reserve would have to raise interest rates as early as June to cool the economy. Between mid April and mid May the markets dropped more than 15%. In addition, political risk took its toll. In India, Sonia Gandhi's Congress Party took the markets by surprise by winning the parliamentary elections. This sparked fears that the reformist policy of the previous government would be abandoned and that the privatization process might be stalled. This had a strong negative impact on the Fund's performance, however, the Fund benefited from a slight underweight in this region compared to the MSCI EMF Index. Another negative factor was the overweight position in Yukos, an important Russian oil company. The government imposed a large tax liability and froze part of its assets. The stock more than halved since the beginning of the second quarter. Finally, the unexpected strength of the South African rand versus the U.S. dollar has seriously harmed the performance because the Fund was underweight South Africa during the full reporting period. The underweight position in China, as well as the overweight in Mexico have positively contributed to the Fund's performance.

MARKET OUTLOOK: Despite the current uncertainties in the markets, we remain constructive on the emerging markets asset class. We think the actual impact of rising interest rates on the markets is exaggerated. Historically, emerging markets have performed relatively well during periods of restrictive U.S. monetary policy. In addition, fundamentals of emerging markets are stronger than during previous periods of globally rising interest rates. Although global growth has probably peaked, we believe the emerging markets will deliver strong earnings growth of approximately 30% in 2004 and 8% in 2005. We expect further future multiple expansion for emerging markets, as valuations remain at a 30% discount to developed markets. For 2004-05, average price-to-earnings (P/Es) are at around 10 times. Furthermore, emerging economies are expected to grow by 5-6% on average in 2004-05. Our investment strategy is to focus on countries where economic growth is robust and on companies with improving cash flows, solid balance sheets and attractive valuations. We are currently finding the attractive opportunities in Brazil, Mexico, India, Malaysia and Taiwan.

PORTFOLIO MANAGERS' REPORT                    ING VP EMERGING MARKETS FUND, INC.

                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                               YEARS ENDED JUNE 30, 2004
                                        --------------------------------------
                                        1 YEAR         5 YEAR          10 YEAR
                                        ------         ------          -------
ING VP Emerging Markets Fund            26.20%          3.91%           0.61%
MSCI EMF Index(1)                       33.51%          3.27%           1.21%
MSCI EAFE Index(2)                      32.85%          0.40%           4.38%

The table above illustrates the total return of ING VP Emerging Markets Fund against the MSCI EMF Index and MSCI EAFE Index. The Indices are unmanaged and have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small- and mid-sized companies, which may be more susceptible to greater price volatility and less liquidity than larger companies. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. The value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. In order to generate additional income, the Fund may lend portfolio securities and may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is generally expected to engage in frequent and active trading of portfolio securities, which may result in an increase in brokerage commissions and other transaction costs. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

       STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)

ASSETS:
Investments in securities at value*                                                                    $   22,591,642
Cash                                                                                                          221,347
Foreign currencies at value**                                                                                 179,580
Receivables:
    Investment securities sold                                                                                228,308
    Dividends and interest                                                                                     87,652
Prepaid expenses                                                                                                  645
                                                                                                       --------------
        Total assets                                                                                       23,309,174
                                                                                                       --------------
LIABILITIES:
Payable for investment securities purchased                                                                    97,826
Payable to affiliates                                                                                          17,929
Payable for director fees                                                                                      53,409
Other accrued expenses and liabilities                                                                        120,638
                                                                                                       --------------
        Total liabilities                                                                                     289,802
                                                                                                       --------------
NET ASSETS (EQUIVALENT TO $6.37 PER SHARE ON 3,613,949 SHARES OUTSTANDING)                             $   23,019,372
                                                                                                       ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital -- shares of beneficial interest at $0.001 par value (500,000,000 shares authorized)   $   29,773,524
Undistributed net investment income                                                                           106,281
Accumulated net realized loss on investments and foreign currencies                                        (8,873,262)
Net unrealized appreciation on investments and foreign currencies                                           2,012,829
                                                                                                       --------------
NET ASSETS                                                                                             $   23,019,372
                                                                                                       ==============
__________________
 * Cost of investments in securities                                                                   $   20,577,877
** Cost of foreign currencies                                                                          $      181,048

                 See Accompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the six months ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*                                                              $      293,188
Interest                                                                                                       47,269
                                                                                                       --------------
    Total investment income                                                                                   340,457
                                                                                                       --------------
EXPENSES:
Investment management fees                                                                                    101,566
Transfer agent fees                                                                                             9,282
Administrative service fees                                                                                    11,949
Shareholder reporting expense                                                                                  15,652
Professional fees                                                                                              16,684
Custody and accounting expense                                                                                 50,955
Director fees                                                                                                   2,548
Miscellaneous expense                                                                                           1,383
                                                                                                       --------------
    Total expenses                                                                                            210,019
                                                                                                       --------------
Less:
    Recouped fees                                                                                             (12,705)
                                                                                                       --------------
    Net expenses                                                                                              222,724
                                                                                                       --------------
Net investment income                                                                                         117,733
                                                                                                       --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investments                                                                                             1,972,742
    Foreign currencies                                                                                        (27,655)
                                                                                                       --------------
Net realized gain on investments and foreign currencies                                                     1,945,087
                                                                                                       --------------
Net change in unrealized appreciation or depreciation on:
    Investments                                                                                            (3,126,902)
    Foreign currencies                                                                                         (1,492)
                                                                                                       --------------
Net change in unrealized appreciation or depreciation on investments and foreign currencies                (3,128,394)
                                                                                                       --------------
Net realized and unrealized loss on investments and foreign currencies                                     (1,183,307)
                                                                                                       --------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $   (1,065,574)
                                                                                                       ==============
_________________
* Foreign taxes                                                                                        $       27,726

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                                          SIX MONTHS        YEAR ENDED
                                                                                        ENDED JUNE 30,     DECEMBER 31,
                                                                                             2004              2003
                                                                                        --------------    --------------
FROM OPERATIONS:
Net investment income                                                                   $      117,733    $       21,205
Net realized gain on investments and foreign currencies                                      1,945,087         1,632,994
Net change in unrealized appreciation or depreciation on investments
  and foreign currencies                                                                    (3,128,394)        5,220,489
                                                                                        --------------    --------------
  Net increase (decrease) in net assets resulting from operations                           (1,065,574)        6,874,688
                                                                                        --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                                          (12,144)               --
                                                                                        --------------    --------------
Total distributions                                                                            (12,144)               --
                                                                                        --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                            11,924,773        11,334,077
Dividends reinvested                                                                            12,144                --
                                                                                        --------------    --------------
                                                                                            11,936,917        11,334,077
Cost of shares redeemed                                                                     (9,531,908)      (11,377,152)
                                                                                        --------------    --------------
Net increase (decrease) in net assets resulting from capital share transactions              2,405,009           (43,075)
                                                                                        --------------    --------------
Net increase in net assets                                                                   1,327,291         6,831,613
                                                                                        --------------    --------------
NET ASSETS:
Beginning of period                                                                         21,692,081        14,860,468
                                                                                        --------------    --------------
End of period                                                                           $   23,019,372    $   21,692,081
                                                                                        ==============    ==============
Undistributed net investment income at end of period                                    $      106,281    $          692
                                                                                        ==============    ==============

                 See Accompanying Notes to Financial Statements

ING VP EMERGING MARKETS FUND, INC. (UNAUDITED)              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED DECEMBER 31,
                                                               JUNE 30,   ----------------------------------------------------------
                                                                 2004        2003        2002        2001       2000(1)       1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $        6.58        4.47        4.93        7.63       12.81        5.67
 Income (loss) from investment operations:
 Net investment income (loss)                             $        0.03        0.01       (0.02)       0.02       (0.07)      (0.02)
 Net realized and unrealized gain (loss) on investments   $       (0.24)       2.10       (0.44)      (1.15)      (5.11)       7.20
 Total from investment operations                         $       (0.21)       2.11       (0.46)      (1.13)      (5.18)       7.18
 Less distributions from:
 Net investment income                                    $        0.00*         --          --          --          --        0.04
 Net realized gain on investments                         $          --          --          --        1.57          --          --
 Total distributions                                      $          --          --          --        1.57          --        0.04
 Net asset value, end of period                           $        6.37        6.58        4.47        4.93        7.63       12.81
 TOTAL RETURN(2)                                          %       (3.14)      47.20       (9.33)     (10.42)     (40.44)     127.14

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $      23,019      21,692      14,860      16,761      21,979      38,803
 Ratio of expenses to average net assets:
 Net expenses after expense reimbursement/
 recoupment(3)(4)                                         %        1.86        2.50        2.33        1.85        1.74        1.70
 Gross expenses prior to expense
 reimbursement/recoupment(4)                              %        1.76        2.58        2.33        1.85        1.74        1.70
 Net investment income (loss) after expense
 reimbursement(3)(4)                                      %        0.99        0.13       (0.45)       0.30       (0.51)      (0.25)
 Portfolio turnover rate                                  %          61         123         132         113         255         183

(1)  Effective July 26, 2000, ING Investments, LLC, became the Adviser of the
     Fund.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary (expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)  Annualized for periods less than one year.

*    Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

          NOTES TO FINANCIAL STATEMENTS as of June 30, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

ORGANIZATION. ING VP Emerging Markets Fund, Inc., (the "Fund"), a Maryland Corporation, is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended, which commenced operations on December 27, 1993.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements:

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund's Valuation Procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis except when collection is not expected. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisons applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

D. DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income and net realized gains, if any, are declared and paid annually by the Fund. Distributions are determined annually in accordance with federal tax principles which may differ from accounting principles generally accepted in the United States of America for investment companies. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

E. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

F. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

     (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At June 30, 2004, the Fund did not have any open forward foreign currency contracts.

H. SECURITIES LENDING. The Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. No securities were on loan at June 30, 2004.

I. ILLIQUID AND RESTRICTED SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTE 3 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund pays an investment management fee to ING Investments, LLC (the "Investment Manager"), an indirect wholly-owned subsidiary of ING Groep N.V., at an annual rate of 0.85% of the Fund's average daily net assets. The Investment Manager has entered into an Expense Limitation Agreement with the Fund, under which it will limit expenses of the Fund to the extent of 2.50% of the value of the Fund's average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

The Investment Manager may at a later date recoup from the Fund for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statement of Operations. No reimbursement was required for the period ended June 30, 2004. The Investment Manager has fully recouped all previously waived fees.

ING Investment Management Advisors B.V., a registered investment advisor and an indirect wholly-owned subsidiary of ING Groep N.V., serves as Sub-Adviser to the Fund.

ING Funds Services, LLC (the "Administrator"), an indirect wholly-owned subsidiary of ING Groep N.V., serves as Administrator to the Fund. The Fund pays the Administrator a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2004, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

    ACCRUED
   INVESTMENT               ACCRUED
   MANAGEMENT           ADMINISTRATIVE
      FEE                    FEE                    TOTAL
      ---                    ---                    -----
    $ 16,042               $ 1,887                 $ 17,929

The Fund has adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 -- OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2004, the Fund had the following payables included in Other Accrued Expenses and Liabilities that exceeded 5% of total liabilities on the Statement of Assets and Liabilities:

           PAYABLE FOR                  PAYABLE FOR
          CUSTODY FEES               PROFESSIONAL FEES
          ------------               -----------------
            $ 72,098                      $ 27,582

NOTE 6 -- INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2004, excluding short-term securities, were $14,443,437 and $12,176,640, respectively.

NOTE 7 -- CONCENTRATION OF INVESTMENT RISKS

FOREIGN SECURITIES. The Fund's investments in foreign securities may entail risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as movements in currency, security value and interest note, all of which could affect the market and/or credit risk of the investments.

NON-DIVERSIFIED. The Fund is classified as a non-diversified investment company under the Investment Company Act, which means that the Fund is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

NOTE 8 -- LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Fund utilized the line of credit for sixteen days with an approximate average daily balance of $562,500 at an approximate weighted average interest rate of 1.50% during the six months ended June 30, 2004.

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                     SIX MONTHS ENDED                       YEAR ENDED
                                       JUNE 30, 2004                     DECEMBER 31, 2003
                             --------------------------------    --------------------------------
                                 SHARES           DOLLARS            SHARES            DOLLARS
                                 ------           -------            ------            -------
Shares sold                       1,720,936    $   11,924,773         2,556,821    $   11,334,077
Dividends reinvested                  1,682            12,144                --                --
Shares redeemed                  (1,407,200)       (9,531,908)       (2,580,557)      (11,377,152)
                             --------------    --------------    --------------    --------------
Net increase (decrease)             315,418    $    2,405,009           (23,736)   $      (43,075)
                             ==============    ==============    ==============    ==============

NOTE 10 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends to shareholders from ordinary income were $12,144 for the six months ended June 30, 2004.

There were no distributions to shareholders during the year ended December 31, 2003.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 were as follows:

UNREALIZED                CAPITAL
APPRECIATION/               LOSS                  EXPIRATION
(DEPRECIATION)         CARRYFORWARDS                 DATES
--------------         -------------              ----------
 $ 4,884,939           $  (9,351,135)                2009
                          (1,210,238)                2010
                       -------------
                       $  10,561,373
                       =============

NOTE 11 - OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.

In addition, the review has identified five arrangements that allowed frequent trading in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds. ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any improper profits that accrued to any person who engaged in improper frequent trading for which ING is responsible.

                                                        PORTFOLIO OF INVESTMENTS
ING VP EMERGING MARKETS FUND, INC.               as of June 30, 2004 (Unaudited)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 96.2%

                    AUSTRIA: 0.8%
     3,100          Bank Austria Creditanstalt AG                 $      181,792
                                                                  --------------
                                                                         181,792
                                                                  --------------
                    BRAZIL: 8.9%
     3,000          Banco Itau Holding Financeira
                      SA ADR                                             139,920
    13,800          Cia Energetica de Minas Gerais ADR                   207,276
    13,500     @    Cia Vale do Rio Doce ADR                             527,850
    33,200          Petroleo Brasileiro
                      SA - Petrobras ADR                                 836,640
    15,300          Tele Norte Leste Participacoes
                      SA ADR                                             194,769
     4,300          Votorantim Celulose e Papel SA                       136,740
                                                                  --------------
                                                                       2,043,195
                                                                  --------------
                    CHILE: 1.3%
    51,100          Enersis SA ADR                                       304,557
                                                                  --------------
                                                                         304,557
                                                                  --------------
                    CHINA: 3.0%
   310,000          China Petroleum & Chemical Corp.                     113,272
   265,000     @    China Shipping Container Lines
                      Co. Ltd.                                            95,131
   474,000          China Telecom Corp. Ltd.                             165,600
   132,000          Huaneng Power Intl., Inc.                            117,618
   440,000          Petrochina Co. Ltd.                                  203,082
                                                                  --------------
                                                                         694,703
                                                                  --------------
                    CZECH REPUBLIC: 0.4%
     8,400          Cesky Telecom AS                                     102,480
                                                                  --------------
                                                                         102,480
                                                                  --------------
                    HONG KONG: 3.7%
   132,500          China Mobile Hong Kong Ltd.                          400,908
   258,000     @    China Resources Power
                      Holdings Co.                                       145,542
    84,000          Citic Pacific Ltd.                                   205,698
   246,500          CNOOC Ltd.                                           104,291
                                                                  --------------
                                                                         856,439
                                                                  --------------
                    INDIA: 4.6%
     2,150          Infosys Technologies Ltd.                            258,280
     9,900          Larsen & Toubro Ltd. GDR                             216,130
     3,350          Ranbaxy Laboratories Ltd. GDR                         66,129
    26,100     #    Reliance Industries Ltd. GDR                         526,697
                                                                  --------------
                                                                       1,067,236
                                                                  --------------
                    INDONESIA: 2.0%
   952,000          Bank Mandiri Persero PT                              118,968
   718,900          Perusahaan Gas Negara PT                             110,865
   306,000          Telekomunikasi Indonesia Tbk PT                      240,830
                                                                  --------------
                                                                         470,663
                                                                  --------------
                    ISRAEL: 3.3%
    30,800          Makhteshim-Agan Industries Ltd.                      143,291
     9,000          Teva Pharmaceutical Industries ADR                   605,610
                                                                  --------------
                                                                         748,901
                                                                  --------------
                    MALAYASIA: 6.1%
   158,000          Commerce Asset Holdings BHD                          202,074
    91,000          Gamuda BHD                                           130,513
    46,400          Genting BHD                                          186,821
   111,800          Malayan Banking BHD                           $      297,153
   177,050          Public Bank BHD                                      307,508
   100,000          Telekom Malaysia BHD                                 271,053
                                                                  --------------
                                                                       1,395,122
                                                                  --------------
                    MEXICO: 7.7%
    12,464          America Movil SA de CV ADR                           453,315
     6,755          Cemex SA de CV ADR                                   196,571
     2,550          Fomento Economico Mexicano
                      SA de CV ADR                                       116,892
    10,000          Grupo Aeroportuario Del
                      Sureste SA de CV                                   185,000
    41,800          Grupo Financiero Banorte
                      SA de CV                                           147,839
    40,180     @    Grupo Mexico SA de CV                                125,247
     3,190          Grupo Televisa SA ADR                                144,411
     8,100          Telefonos de Mexico SA de
                      CV ADR                                             269,487
     6,665          TV Azteca SA de CV ADR                                57,586
    24,700          Urbi Desarrollos Urbanos
                      SA de CV                                            79,456
       717          Wal-Mart de Mexico SA de CV                            2,126
                                                                  --------------
                                                                       1,777,930
                                                                  --------------
                    PERU: 0.6%
     6,100          Cia de Minas Buenaventura SA                         134,810
                                                                  --------------
                                                                         134,810
                                                                  --------------
                    POLAND: 1.3%
    73,100          Telekomunikacja Polska SA GDR                        302,517
                                                                  --------------
                                                                         302,517
                                                                  --------------
                    RUSSIA: 6.0%
     4,700          LUKOIL ADR                                           492,325
     2,400          MMC Norilsk Nickel                                   131,280
     4,200          OAO Gazprom ADR                                      120,246
     3,800          Surgutneftegaz ADR                                   123,804
     2,900     @    Vimpel-Communications ADR                            279,705
     7,136          YUKOS ADR                                            227,282
                                                                  --------------
                                                                       1,374,642
                                                                  --------------
                    SOUTH AFRICA: 9.4%
    33,300          Absa Group Ltd.                                      273,379
     7,500          Anglogold Ltd.                                       241,200
   169,200          Firstrand Ltd.                                       277,540
     6,900          Harmony Gold Mining
                      Co. Ltd. ADR                                        73,071
     2,360          Impala Platinum Holdings Ltd.                        178,930
    53,000          MTN Group Ltd.                                       243,149
    12,800          Sasol Ltd.                                           198,009
    57,700          Standard Bank Group Ltd.                             399,387
   107,300          Steinhoff Intl. Holdings Ltd.                        144,224
    10,000          Telkom SA Ltd.                                       128,053
                                                                  --------------
                                                                       2,156,942
                                                                  --------------
                    SOUTH KOREA: 17.8%
       840          Cheil Communications, Inc.                           114,132
     5,840          Hyundai Motor Co.                                    224,654
    11,563     @    Kookmin Bank                                         359,248
     3,080          KT Corp.                                             103,022
     2,720          LG Chem Ltd.                                          92,040
     6,510          LG Electronics, Inc.                                 308,739
     3,260          POSCO                                                420,372
     4,270          Samsung Electronics Co. Ltd.                       1,762,692

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP EMERGING MARKETS FUND, INC.   as of June 30, 2004 (Unaudited) (continued)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
                    SOUTH KOREA (CONTINUED)
     2,890          Samsung Fire & Marine
                      Insurance Co. Ltd.                          $      184,830
       570          Shinsegae Co. Ltd.                                   137,136
     2,120          SK Corp.                                              84,029
     1,790          SK Telecom Co. Ltd.                                  294,331
                                                                  --------------
                                                                       4,085,225
                                                                  --------------
                    TAIWAN: 14.2%
    39,500          Asustek Computer, Inc.                                89,826
   267,000          Chinatrust Financial Holding Co.                     297,637
   163,780          Compal Electronics, Inc.                             177,704
    26,467          Compal Electronics, Inc. GDR                         143,716
   108,000          Evergreen Marine Corp.                                91,177
    82,680          Formosa Plastics Corp.                               116,745
   335,000          Fubon Financial Holding Co. Ltd.                     291,780
    92,600          HON HAI Precision Industry                           344,084
    38,000          Ichia Technologies, Inc.                              76,249
    15,450          MediaTek, Inc.                                       123,086
   238,000          Mega Financial Holding Co. Ltd.                      157,063
   335,193          Nan Ya Plastic Corp.                                 441,411
   351,172          Taiwan Semiconductor
                      Manufacturing Co. Ltd.                             505,253
   457,796     @    United Microelectronics Corp.                        340,217
   131,072          Yuanta Core Pacific Securities Co.                    81,823
                                                                  --------------
                                                                       3,277,771
                                                                  --------------
                    THAILAND: 2.0%
    69,500          Advanced Info Service PCL                            151,290
    41,700     @    Bangkok Bank PCL                                     100,464
    68,800     @    Kasikornbank PCL                                      87,504
    31,300          PTT PCL                                              117,897
                                                                  --------------
                                                                         457,155
                                                                  --------------
                    TURKEY: 1.8%
66,621,500          Akbank Tas                                           244,668
32,700,000          Arcelik                                              161,957
                                                                  --------------
                                                                         406,625
                                                                  --------------
                    UNITED KINGDOM: 1.3%
    15,100          Anglo American PLC                                   308,890
                                                                  --------------
                                                                         308,890
                                                                  --------------
                    Total Common Stock
                      (Cost $20,093,322)                              22,147,595
                                                                  --------------

WARRANTS: 1.9%

                    INDIA: 1.9%
    19,850    @,E   Hindustan Lever Ltd.                                  54,985
    23,688    @,E   ICICI Bank Ltd.                                      126,020
     5,000    @,E   Larsen & Toubro Ltd.                                  75,800
    11,500    @,E   Oil & Natural Gas Corp. Ltd.                         157,434
     4,000    @,E   Ultratech Cemco Ltd.                                  29,808
                                                                  --------------
                                                                         444,047
                                                                  --------------
                    Total Warrants
                      (Cost $484,555)                                    444,047
                                                                  --------------
                    TOTAL INVESTMENTS IN
                      SECURITIES (COST
                      $20,577,877)*                  98.1%        $   22,591,642
                    OTHER ASSETS AND
                      LIABILITIES-NET                 1.9                427,730
                                                    -----         --------------
                    NET ASSETS                      100.0%        $   23,019,372
                                                    =====         ==============

@    Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.
E    Equity Linked Product
* Cost for federal income tax purposes is $20,834,853. Net unrealized Appreciation consists of:

           Gross Unrealized Appreciation          $  2,687,573
           Gross Unrealized Depreciation              (930,784)
                                                  ------------
             Net Unrealized Appreciation          $  1,756,789
                                                  ============

                                                PERCENTAGE OF
INDUSTRY                                         NET ASSETS
-------------------------------------------------------------
Advertising                                           0.5%
Auto Manufacturers                                    1.0
Banks                                                14.0
Beverages                                             0.5
Building Materials                                    0.9
Chemicals                                             5.8
Computers                                             1.4
Diversified Financial Services                        2.3
Electric                                              3.4
Electrical Components and Equipment                   9.2
Electronics                                           2.3
Engineering & Construction                            1.7
Forest Products and Paper                             0.6
Gas                                                   0.5
Holding Companies-Diversified                         1.9
Home Furnishings                                      1.4
Household Products/Wares                              0.2
Insurance                                             0.8
Iron/Steel                                            1.9
Lodging                                               0.8
Media                                                 0.9
Mining                                                7.6
Oil and Gas                                          12.3
Pharmaceuticals                                       3.0
Real Estate                                           0.4
Retail                                                0.6
Semiconductors                                        4.4
Software                                              1.1
Telecommunications                                   15.9
Transportation                                        0.8
Other Assets and Liabilities, Net                     1.9
                                                    -----
NET ASSETS                                          100.0%
                                                    =====

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. A Director who is not an interested person of the Company, as defined in the 1940 Act, is an independent director ("Independent Director"). The Directors and Officers of the Company are listed below. The Statement of Additional Information includes additional information about the directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                             TERM OF                           NUMBER OF
                                            OFFICE AND         PRINCIPAL     PORTFOLIOS IN                   OTHER
                              POSITION(S)   LENGTH OF        OCCUPATION(S)    FUND COMPLEX               DIRECTORSHIPS
        NAME, ADDRESS          HELD WITH      TIME             DURING THE       OVERSEEN                    HELD BY
           AND AGE              COMPANY     SERVED(1)       PAST FIVE YEARS    BY DIRECTOR                  DIRECTOR
           -------              -------     ---------       ---------------    -----------                  --------
INDEPENDENT DIRECTORS

Paul S. Doherty(2)             Director  July 2000 -       Mr. Doherty is          118      University of Massachusetts Foundation
7337 E. Doubletree Ranch Rd.             Present           President and                    Board (April 2004 - Present).
Scottsdale, AZ 8525                                        Partner, Doherty,
Born: 1934                                                 Wallace,
                                                           Pillsbury and
                                                           Murphy, P.C.,
                                                           Attorneys (1996 -
                                                           Present).

J. Michael Earley(3)           Director  February 2002 -   President and           118      None
7337 E. Doubletree Ranch Rd.             Present           Chief Executive
Scottsdale, AZ 85258                                       Officer, Bankers
Born: 1945                                                 Trust Company,
                                                           N.A. (1992 -
                                                           Present).

R. Barbara Gitenstein(2)       Director  February 2002 -   President,              118      New Jersey Resources (September 2003 -
7337 E. Doubletree Ranch Rd.             Present           College of New                   Present).
Scottsdale, AZ 85258                                       Jersey (1999 -
Born: 1948                                                 Present).

Walter H. May(2)               Director  July 2000 -       Retired.                118      Trustee, BestPrep Charity (1991 -
7337 E. Doubletree Ranch Rd.             Present           Formerly,                        Present) - Charitable organization.
Scottsdale, AZ 85258                                       Managing Director
Born: 1936                                                 and Director of
                                                           Marketing, Piper
                                                           Jaffray, Inc.

Jock Patton(2)                 Director  July 2000 -       Private Investor        118      Director, Hypercom, Inc. (January 1999
7337 E. Doubletree Ranch Rd.             Present           (June 1997 -                     - Present); JDA Software Group, Inc.
Scottsdale, AZ 85258                                       Present).                        (January 1999 - Present); Swift
Born: 1945                                                 Formerly Director                Transportation Co. (March 2004 -
                                                           and Chief                        Present).
                                                           Executive
                                                           Officer, Rainbow
                                                           Multimedia Group,
                                                           Inc. (January
                                                           1999 - December
                                                           2001).

David W.C. Putnam(3)           Director  July 2000 -       President and           118      Anchor International Bond (December
7337 E. Doubletree Ranch Rd.             Present           Director, F.L.                   2000 - Present); Progressive Capital
Scottsdale, AZ 85258                                       Putnam Securities                Accumulation Trust (August 1998 -
Born: 1939                                                 Company, Inc. and                Present); Principled Equity Market Fund
                                                           its affiliates;                  (November 1996 - Present), Mercy
                                                           President,                       Endowment Foundation (1995 - Present);
                                                           Secretary and                    Director, F.L. Putnam Investment
                                                           Trustee, The                     Management Company (December 2001 -
                                                           Principled Equity                Present); Asian American Bank and Trust
                                                           Market Fund.                     Company (June 1992 - Present); and
                                                                                            Notre Dame Health Care Center (1991 -
                                                                                            Present) F.L. Putnam Securities
                                                                                            Company, Inc. (June 1978 - Present);
                                                                                            and an Honorary Trustee, Mercy Hospital
                                                                                            (1973 - Present).

                                             TERM OF                           NUMBER OF
                                            OFFICE AND         PRINCIPAL     PORTFOLIOS IN                   OTHER
                              POSITION(S)   LENGTH OF        OCCUPATION(S)    FUND COMPLEX               DIRECTORSHIPS
        NAME, ADDRESS          HELD WITH      TIME             DURING THE       OVERSEEN                    HELD BY
           AND AGE              COMPANY     SERVED(1)       PAST FIVE YEARS    BY DIRECTOR                  DIRECTOR
           -------              -------     ---------       ---------------    -----------                  --------
Blaine E. Rieke(3)             Director  February 2001 -   General Partner,        118      Trustee, Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.             Present           Huntington                       (January 1998 - Present); Director,
Scottsdale, AZ 85258                                       Partners (January                Members Trust Co. (November 2003 -
Born: 1933                                                 1997 - Present).                 Present).
                                                           Chairman of the
                                                           Board and Trustee
                                                           of each of the
                                                           funds managed by
                                                           ING Investment
                                                           Management Co.
                                                           LLC (November
                                                           1998 - February
                                                           2001).

Roger B. Vincent(3)            Director  February 2002 -   President,              118      Director, AmeriGas Propane, Inc. (1998
7337 E. Doubletree Ranch Rd.             Present           Springwell                       - Present).
Scottsdale, AZ 85258                                       Corporation (1989
Born: 1945                                                 - Present).
                                                           Formerly,
                                                           Director Tatham
                                                           Offshore, Inc.
                                                           (1996 - 2000).

Richard A. Wedemeyer(2)        Director  February 2001 -   Retired. Formerly       118      Director, Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.             Present           Vice President -                 (1997 - Present); Trustee, Jim Henson
Scottsdale, AZ 85258                                       Finance and                      Legacy (1994 - Present).
Born: 1936                                                 Administration,
                                                           Channel
                                                           Corporation (June
                                                           1996 - April
                                                           2002); and
                                                           Trustee of each
                                                           of the funds
                                                           managed by ING
                                                           Management Co. LLC
                                                           (1998 - 2001).

DIRECTORS WHO ARE "INTERESTED PERSONS"

Thomas J. McInerney(4)         Director  February 2001 -   Chief Executive         171      Director, Equitable Life Insurance
7337 E. Doubletree Ranch Rd.             Present           Officer, ING U.S.                Co., Golden American Life Insurance
Scottsdale, AZ 85258                                       Financial                        Co., Life Insurance Company of
Born: 1956                                                 Services                         Georgia, Midwestern United Life
                                                           (September 2001 -                Insurance Co., ReliaStar Life
                                                           Present); Member                 Insurance Co., Security Life of
                                                           ING Americas                     Denver, Security Connecticut Life
                                                           Executive                        Insurance Co., Southland Life
                                                           Committee (2001 -                Insurance Co., USG Annuity and Life
                                                           Present); ING                    Company, and United Life and Annuity
                                                           Aeltus Holding                   Insurance Co. Inc (March 2001 -
                                                           Company, Inc.                    Present); Member of the Board,
                                                           (2000 - Present),                Bushnell Performing Arts Center; St.
                                                           ING Retail                       Francis Hospital; National Conference
                                                           Holding Company                  of Community Justice; and Metro
                                                           (1998 - Present),                Atlanta Chamber of Commerce.
                                                           and ING
                                                           Retirement
                                                           Holdings, Inc.
                                                           (1997 - Present).
                                                           Formerly,
                                                           President, ING
                                                           Life Insurance
                                                           Annuity Company
                                                           (September 1997 -
                                                           November 2002);
                                                           President, Chief
                                                           Executive Officer
                                                           and Director of
                                                           Northern Life
                                                           Insurance Company
                                                           (March 2001 -
                                                           October 2002);
                                                           General Manager
                                                           and Chief
                                                           Executive
                                                           Officer, ING
                                                           Worksite Division
                                                           (December 2000 -
                                                           October 2001),
                                                           President
                                                           ING-SCI, Inc.
                                                           (August 1997 -
                                                           December 2000);
                                                           President, Aetna
                                                           Financial
                                                           Services (August
                                                           1997 - December
                                                           2000).

                                             TERM OF                           NUMBER OF
                                            OFFICE AND         PRINCIPAL     PORTFOLIOS IN                   OTHER
                              POSITION(S)   LENGTH OF        OCCUPATION(S)    FUND COMPLEX               DIRECTORSHIPS
        NAME, ADDRESS          HELD WITH      TIME             DURING THE       OVERSEEN                    HELD BY
           AND AGE              COMPANY     SERVED(1)       PAST FIVE YEARS    BY DIRECTOR                  DIRECTOR
           -------              -------     ---------       ---------------    -----------                  --------
John G. Turner(5)              Director  July 2000 -       Chairman,               118      Director, Hormel Foods Corporation
7337 E. Doubletree Ranch Rd.             Present           Hillcrest Capital                (March 2000 - Present); Shopko Stores,
Scottsdale, AZ 85258                                       Partners (May 2002               Inc. (August 1999 - Present); and M.A.
Born: 1939                                                 - Present);                      Mortenson Company (March 2002 -
                                                           Formerly, Vice                   Present); Conseco, Inc. (September 2003
                                                           Chairman of ING                  - Present).
                                                           Americas (2000 -
                                                           2002); Chairman
                                                           and Chief
                                                           Executive Officer
                                                           of ReliaStar
                                                           Financial Corp.
                                                           and ReliaStar Life
                                                           Insurance Company
                                                           (1993 - 2000);
                                                           Chairman of
                                                           ReliaStar United
                                                           Services Life
                                                           Insurance Company
                                                           (1995 - 1998);
                                                           Chairman of
                                                           ReliaStar Life
                                                           Insurance Company
                                                           of New York (1995
                                                           - 1998); Chairman
                                                           of Northern Life
                                                           Insurance Company
                                                           (1992 - 2001);
                                                           Chairman and
                                                           Trustee of the
                                                           Northstar
                                                           affiliated
                                                           investment
                                                           companies (1993 -
                                                           2001) and
                                                           Director,
                                                           Northstar
                                                           Investment
                                                           Management
                                                           Corporation and
                                                           its affiliates
                                                           (1993 - 1999).

----------
(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2) Valuation and Proxy Voting Committee (formerly the Valuation Committee) member.
(3)  Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined under the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                                   PRINCIPAL
                                                             TERM OF OFFICE                      OCCUPATION(S)
        NAME, ADDRESS                POSITION(S)             AND LENGTH OF                        DURING THE
           AND AGE              HELD WITH THE COMPANY        TIME SERVED(1)                     PAST FIVE YEARS
           -------              ---------------------        --------------                     ---------------
OFFICERS:

James M. Hennessy             President and Chief         February 2001 -       President and Chief Executive Officer, ING
7337 E. Doubletree Ranch Rd.  Executive Officer           Present               Investments, LLC (December 2001 - Present).
Scottsdale, AZ 85258                                                            Formerly, Senior Executive Vice President and
Born: 1949                    Chief Operating             July 2000 - Present   Chief Operating Officer, ING Investments, LLC
                              Officer                                           (April 1995 - December 2000); and Executive
                                                                                Vice President, ING Investments, LLC (May 1998
                                                                                - June 2000).

Stanley D. Vyner              Executive Vice              July 2000 - Present   Executive Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.  President                                         and certain of its affiliates (July 2000 -
Scottsdale, Arizona 85258                                                       Present) and Chief Investment Risk Officer
Born: 1950                                                                      (June 2003 - Present); Formerly, Chief
                                                                                Investment Officer for the International
                                                                                Portfolios, ING Investments, LLC (July 1996 -
                                                                                June 2003); and President and Chief Executive
                                                                                Officer, ING Investments, LLC (August 1996 -
                                                                                August 2000).

Michael J. Roland             Executive Vice              February 2002 -       Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.  President and               Present               Officer and Treasurer, ING Investments, LLC
Scottsdale, AZ 85258          Assistant Secretary                               (December 2001 - Present). Formerly, Senior
Born: 1958                    Principal Financial         July 2000 - Present   Vice President, ING Investments, LLC (June
                              Officer                                           1998 - December 2001).

Robert S. Naka                Senior Vice President       July 2000 - Present   Senior Vice President and Assistant Secretary,
7337 E. Doubletree Ranch Rd.  and Assistant                                     ING Funds Services, LLC (October 2001 -
Scottsdale, AZ 85258          Secretary                                         Present). Formerly, Senior Vice President and
Born: 1963                                                                      Assistant Secretary, ING Funds Services, LLC
                                                                                (February 1997 - August 1999).

Kimberly A. Anderson          Senior Vice President       November 2003 -       Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.                              Present               (October 2003 - Present). Formerly, Vice
Scottsdale, AZ 85258                                                            President and Assistant Secretary, ING
Born: 1964                                                                      Investments, LLC (October 2001 - October
                                                                                2003); Assistant Vice President, ING Funds
                                                                                Services, LLC (November 1999 - January 2001);
                                                                                and has held various other positions with ING
                                                                                Funds Services, LLC for more than the last
                                                                                five years.

Robyn L. Ichilov              Vice President and          July 2000 - Present   Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.  Treasurer                                         (October 2001 - Present) and ING Investments,
Scottsdale, AZ 85258                                                            LLC (August 1997 - Present).
Born: 1967

Lauren D. Bensinger           Vice President              February 2003 -       Vice President and Chief Compliance Officer,
7337 E. Doubletree Ranch Rd.                              Present               ING Funds Distributor, LLC (July 1995 -
Scottsdale, Arizona 85258                                                       Present); Vice President (February 1996 -
Born: 1954                                                                      Present) and Chief Compliance Officer (October
                                                                                2001 - Present), ING Investments, LLC.

                                                                                                   PRINCIPAL
                                                             TERM OF OFFICE                      OCCUPATION(S)
        NAME, ADDRESS                POSITION(S)             AND LENGTH OF                        DURING THE
           AND AGE              HELD WITH THE COMPANY        TIME SERVED(1)                     PAST FIVE YEARS
           -------              ---------------------        --------------                     ---------------
Todd Modic                    Vice President              August 2003 -         Vice President of Financial Reporting - Fund
7337 E. Doubletree Ranch Rd.                              Present               Accounting of ING Funds Services, LLC
Scottsdale, AZ 85258                                                            (September 2002 - Present). Formerly, Director
Born: 1967                                                                      of Financial Reporting, ING Investments, LLC
                                                                                (March 2001 - September 2002); Director of
                                                                                Financial Reporting, Axient Communications,
                                                                                Inc. (May 2000 - January 2001); and Director
                                                                                of Finance, Rural/Metro Corporation (March
                                                                                1995 - May 2000).

Huey P. Falgout, Jr.          Secretary                   August 2003 -         Chief Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                              Present               (September 2003 - Present). Formerly, Counsel,
Scottsdale, Arizona 85258                                                       ING U.S. Financial Services (November 2002 -
Born: 1963                                                                      September 2003); and Associate General Counsel
                                                                                of AIG American General (January 1999 -
                                                                                November 2002).

Susan P. Kinens               Assistant Vice              February 2003 -       Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.  President and               Present               Secretary, ING Funds Services, LLC (December
Scottsdale, AZ 85258          Assistant Secretary                               2002 - Present); and has held various other
Born: 1976                                                                      positions with ING Funds Services, LLC for
                                                                                more than the last five years.

Maria M. Anderson             Assistant Vice              August 2001 -         Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.  President                   Present               Services, LLC (October 2001 - Present).
Scottsdale, AZ 85258                                                            Formerly, Manager of Fund Accounting and Fund
Born: 1958                                                                      Compliance, ING Investments, LLC (September
                                                                                1999 - November 2001); and Section Manager of
                                                                                Fund Accounting, Stein Roe Mutual Funds (July
                                                                                1998 - August 1999).

Theresa Kelety                Assistant Secretary         August 2003 -         Counsel, ING U.S. Financial Services (April
7337 E. Doubletree Ranch Rd.                              Present               2003 - Present). Formerly, Senior Associate
Scottsdale, Arizona 85258                                                       with Shearman & Sterling (February 2000 -
Born: 1963                                                                      April 2003); and Associate with Sutherland
                                                                                Asbill & Brennan (1996 - February 2000).

----------
(1) The officers hold office until the next annual meeting of the Directors and until their successors have been elected and qualified.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

CUSTODIAN
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

BEFORE INVESTING, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. THIS AND OTHER INFORMATION IS CONTAINED IN THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. OBTAIN THESE PROSPECTUSES FROM YOUR AGENT/REGISTERED REPRESENTATIVE AND READ THEM CAREFULLY BEFORE INVESTING. THE FUND'S PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE FUND'S WEBSITE AT www.ingfunds.com AND ON THE SEC'S WEBSITE AT www.sec.gov.

[ING FUNDS LOGO]                                                 PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                  BOSTON MA
                                                              PERMIT NO. 57842


                                                    VPSAR-EMF      (0604-081804)

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 11(a)(1), Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that David Putnam is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Putnam is "independent" for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee ("Committee") for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board. The Committee currently consists of four Trustees of the Board, none of whom are considered "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

   (3) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP EMERGING MARKETS FUND, INC.


By  /s/ James M. Hennessy
   ---------------------------------------------
    James M. Hennessy
    President and Chief Executive Officer

Date: August 30, 2004
      ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
   ---------------------------------------------
    James M. Hennessy
    President and Chief Executive Officer

Date: August 30, 2004
      ------------------------------------------


By  /s/ Michael J. Roland
   ---------------------------------------------
    Michael J. Roland
    Executive Vice President and Chief Financial Officer


Date: August 30, 2004
      ------------------------------------------